OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of December 31,
	2024	2025
Long-term payments of leaseback(1)	$270,412	$-
Deposit	36,354	11,654
Total	$306,766	$11,654

(1)	As of December 31, 2025, all outstanding obligations under these sale-leaseback arrangements are scheduled to mature in full during 2026.